SCUDDER
INVESTMENTS(SM)
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--------------------------------------------------------------------------------
MONEY MARKET
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Scudder Managed Shares


Scudder Tax Free Money Market Series
Fund #025

Scudder Government Money Market Series
Fund #024

Semiannual Report
November 30, 1999

Three no-load (no sales charges) mutual fund portfolios each seeking to provide high money market income with preservation of capital and liquidity through investments in different types of instruments.

A no-load fund with no commissions to buy, sell, or exchange shares.

Contents
--------------------------------------------------------------------------------


                       4   Letter from the Series' Chairperson

                      Scudder Tax Free
                      Money Market Series

                       6   Investment Portfolio

                      16   Financial Highlights

                      Scudder Government
                      Money Market Series

                      11   Investment Portfolio

                      18   Financial Highlights

                      12   Financial Statements

                      20   Notes to Financial Statements

                      25   Officers and Directors

                      26   Investment Products and Services

                      28   Scudder Solutions

Scudder Managed Shares
--------------------------------------------------------------------------------
Scudder Tax Free
Money Market Series            ticker symbol MGTXX               fund number 025

Scudder Government
Money Market Series            ticker symbol MGOXX               fund number 024
--------------------------------------------------------------------------------

Date of Inception:            o    Scudder Tax Free Money Market Series
                                   provided competitive total returns for the
Scudder Tax Free                   six- and 12-month periods, as it benefited
Money Market Series                from the rising interest rate environment.
10/1/82                            As of November 30, 1999, shares were
                                   providing a 3.27% 7-day yield, which
Scudder Government                 translates into a 5.41% taxable equivalent
Money Market Series:               yield for investors in the 39.6% federal tax
10/31/81                           bracket.

Total Net Assets as           o    Scudder Government Money Market Series
of 11/30/99 --                     exceeded the average institutional U.S.
Scudder Tax Free                   government money market fund total returns
Money Market Series                for the six- and 12-month periods according
$264 million                       to Lipper Analytical Services, Inc., as it
                                   benefited from the rising interest rate
Scudder Government                 environment. As of November 30, 1999, shares
Money Market Series:               were providing a 5.13% 7-day yield and a
$127 million                       5.26% 7-day compounded effective yield.

Letter from the Series' Chairperson
--------------------------------------------------------------------------------

Dear Shareholders,

In 1999 we witnessed another year of strong performance for the equity markets as large-cap growth, especially technology stocks, recorded impressive returns. Against the current backdrop of high consumer confidence, robust economic growth and low inflation, these generous returns have had the potential to make other asset classes seem less important to an investor's overall portfolio. However, we believe the role of a highly liquid and high quality holdings has, in fact, taken on renewed importance after such a prolonged rise for selected equities. While we believe overall that the economy remains healthy, strong gains in certain sectors can have the effect of unintentionally increasing one's exposure to a particular asset class or industry sector. Given this potential, we encourage shareholders to carefully review their holdings to ensure appropriate allocations.

As a shareholder in one class of the Scudder Money Market Series, you already hold a key element of a well-diversified portfolio. The series' conservative, high quality, and very liquid investments can provide relative stability, high current income, and a short-term parking place for a portion of your investment portfolio. With short-term interest rates rising and inflation still relatively low, investors are seeing some of the best real yields for money market funds in years.

For current information on the trust and your account, visit our Internet Web site at www.scudder.com. There you'll find a wealth of information, including the most recent performance, the latest news on Scudder products and services, and the opportunity to perform account transactions. You can also speak with one of our representatives by calling 1-800-SCUDDER (1-800-728-3337).

Thank you for your continued investment in Scudder Managed Shares.

Sincerely,


/s/Kathryn L. Quirk

Kathryn L. Quirk
Chairperson,
Scudder Managed Shares

Investment Portfolio                         as of November 30, 1999 (Unaudited)

------------------------------------------------------------------------------------
                                                           Principal
                                                           Amount ($)     Value ($)
------------------------------------------------------------------------------------
Tax Free Money Market Series
CAPTION>

------------------------------------------------------------------------------------
Municipal Investments 100.0%
------------------------------------------------------------------------------------


Arizona

Maricopa County, AZ, Pollution Control Revenue, El Paso
Electric Co., Weekly Demand Note, 3.85%,
12/1/2014* .................................................   2,900,000   2,900,000

Pima county, AZ, Industrial Development Authority,
SFE Technologies Project, Weekly Demand Note,
4.35%, 12/1/2005* ..........................................   1,100,000   1,100,000

Salt River, AZ, Agricultural Improvement and Power District,
Tax Exempt Commercial Paper, 3.75%, 1/12/2000 ..............   3,100,000   3,100,000

Colorado

Cherry Creek, CO, South Metropolitan District, Weekly
Demand Note, 3.9%, 6/1/2006* ...............................     500,000     500,000

Colorado Health Facilities Authority, Frasier Meadows
Manor Project, Weekly Demand Note, 3.92%,
6/1/2021* ..................................................   3,475,000   3,475,000

Smith Creek, CO, Metropolitan District, Water Utility
Revenue Bond, Weekly Demand Note, 3.9%,
10/1/2035* .................................................   5,000,000   5,000,000

District of Columbia

District of Columbia, American Public Health Association,
Weekly Demand Note, 3.9%, 1/1/2028* ........................   9,085,000   9,085,000

District of Columbia, General Obligation, Series B1,
Daily Demand Note, 4%, 6/1/2003* ...........................   3,000,000   3,000,000

District of Columbia, The Washington Home Inc., Weekly
Demand Note, 3.95%, 8/1/2029* ..............................   2,000,000   2,000,000

Florida

Gulf Breeze, FL, Municipal Bond Revenue, Series A,
Weekly Demand Note, 3.7%, 3/31/2021* .......................   2,500,000   2,500,000

Putnam County, FL, Pollution Control Revenue, Seminole
Electric Cooperative Finance Corp., Weekly Demand
Note, 3.9%, 3/15/2014* .....................................   3,100,000   3,100,000

Sunshine State, FL., Governmental Financing Commission,
Tax Exempt Commercial Paper, 3.7%, 1/13/2000 (b) ...........   2,000,000   2,000,000

University of Northern Florida Capital Improvement
Revenue Weekly Demand Note, 3.7%, 11/1/2024* ...............   2,000,000   2,000,000

Georgia

Dekalb County, GA, Development Authority, Atlanta Jewish
Community Center, Weekly Demand Note, 3.9%,
9/1/2024* ..................................................   2,000,000   2,000,000

     The accompanying notes are an integral part of the financial statments.

                                        6

------------------------------------------------------------------------------------

                                                            Principal
                                                            Amount ($)     Value ($)
------------------------------------------------------------------------------------

Fayette County, GA, Development Authority, Educational
Facilities Revenue, Catholic School Properties Inc. Project,
Weekly Demand Note, 3.9%, 4/1/2024* ..........................   5,000,000   5,000,000

Fulton County, GA, Development Authority, United Way of
Metro Atlanta, Weekly Demand Note, 3.9%, 6/1/2024* ...........   5,000,000   5,000,000

Fulton County, GA, Development Authority, Morehouse
College Project, Weekly Demand Note, 3.9%,
8/1/2017* ....................................................   4,000,000   4,000,000

Gainesville, GA, Educational Facilities Revenue, Riverside
Military Academy Project, Weekly Demand Note, 3.9%,
7/1/2024* ....................................................   8,000,000   8,000,000

Illinois

Illinois Education Facilities Authority, Tax Exempt
Commercial Paper, 3.85%, 1/24/2000 ...........................   8,385,000   8,385,000

Illinois Health Facilities Authority, Victory Health Services,
Tax Exempt Commercial Paper, 3.7%, 12/6/1999 .................   4,000,000   4,000,000

Indiana

Indiana Bond Bank, Tri-County Conservancy District, Weekly
Demand Note, Series 1997D, 4%, 1/1/2017* .....................   7,010,000   7,010,000

Jasper County, IN, Pollution Control Revenue, Tax Exempt
Commercial Paper,

Series 88B, 3.9%, 12/10/1999 .................................   7,000,000   7,000,000

Series 88C, 3.9%, 12/13/1999 .................................   3,000,000   3,000,000

Kentucky

Lexington, KY, Industrial Development Authority, YMCA of
Central Kentucky, Weekly Demand Note, 4%,
7/1/2019* ....................................................   3,000,000   3,000,000

Mason County, KY, East Kentucky Power Cooperative,
Pollution Control Revenue, Weekly Demand Note, 3.9%,
10/15/2014* ..................................................   4,045,000   4,045,000

Mayfield, KY, Multi-City Lease Revenue, Kentucky League
of Cities Funding Trust, Weekly Demand Note,
Series 1996, 3.95%, 7/1/2026* ................................   2,255,000   2,255,000

Pendelton County, KY, Tax Exempt Commercial Paper,
3.75%, 1/12/2000 .............................................   4,585,000   4,585,000

Louisiana

West Baton Rouge, LA, Dow Chemical Project, Tax Exempt
Commercial Paper, 3.85%, 1/24/2000 ...........................   4,200,000   4,200,000

Louisiana Public Facilities Authority Hospital Revenue Willis
Knighton Medical Center, Weekly Demand Note,
4%, 9/1/2025 (b)* ............................................   3,000,000   3,000,000

Maryland

Anne Arundel County, MD, Baltimore Gas and Electric,
Tax Exempt Commercial Paper, 3.7%, 1/12/2000 .................   3,800,000   3,800,000

Baltimore County, MD, Oak Crest Village Inc. Project,
Weekly Demand Note, Series A, 3.9%, 1/1/2029* ................   7,435,000   7,435,000

     The accompanying notes are an integral part of the financial statments.

                                        7

------------------------------------------------------------------------------------
                                                            Principal
                                                            Amount ($)     Value ($)
------------------------------------------------------------------------------------
Michigan

Detroit, MI, Sewage Disposal Revenue, Series A, Weekly
Demand Note, 3.95%, 7/1/2023 (b)* .......................   1,400,000   1,400,000

Michigan Strategic Fund, Dow Chemical Co., Tax Exempt
Commercial Paper, 3.75%, 1/24/2000 ......................   3,800,000   3,800,000

Minnesota

University of Minnesota, Board of Regents, Series B, Tax
Exempt Commercial Paper, 3.7%, 1/20/2000 ................   4,400,000   4,400,000

Mississippi

Claiborne County, MS, South Mississippi Electric Power
Association, Tax Exempt Commercial Paper, 3.7%,
1/13/2000 ...............................................   3,600,000   3,600,000

Nevada

Las Vegas, NV, Valley Water Authority, Tax Exempt
Commercial Paper:

3.75%, 1/24/2000 ........................................   4,000,000   4,000,000

3.85%, 1/24/2000 ........................................   7,000,000   7,000,000

New Mexico

Farmington, NM, Pollution Control Revenue, El Paso
Electric Co., Weekly Demand Note, Series 1994 A,
3.85%, 11/1/2013* .......................................   4,600,000   4,600,000

New York

Long Island Island Power Authority, NY, Series 4C:

3.75%, 1/20/2000 ........................................   4,000,000   4,000,000

3.85%, 1/24/2000 ........................................   7,000,000   7,000,000

Nassau County, NY, Tax Anticipation Note, Series C, 3.5%,
12/22/1999 ..............................................   1,300,000   1,300,290

Ohio

Ohio Water Development Authority, Series A, Tax Exempt
Commercial Paper, 3.7%, 1/14/2000 (b) ...................   7,000,000   7,000,000

Oregon

Clackamas County, OR, Hospital Facilities Authority,
Senior Living Facilities, Marys Woods, Weekly Demand
Note, 4%, 5/15/2029* ....................................   5,000,000   5,000,000

Pennsylvania

Philadelphia, PA, Tax and Revenue Anticipation Notes,
Series A, 4.25%, 6/30/2000 ..............................   2,000,000   2,008,410

South Carolina

South Carolina Public Service Authority, Tax Exempt
Commercial Paper, 3.75%, 1/20/2000 ......................   3,000,000   3,000,000

South Carolina Public Service Authority Revenue, Weekly
Demand Note, 3.98%, 1/1/2023 (b)* .......................   2,000,000   2,000,000

     The accompanying notes are an integral part of the financial statments.

                                       8

----------------------------------------------------------------------------------
                                                          Principal
                                                          Amount ($)     Value ($)
----------------------------------------------------------------------------------

Tennessee

City of Clarksville, TN, Public Building Authority, Weekly
Demand Note, 3.9%, 6/1/2024* .............................   3,800,000   3,800,000

Texas

Austin, TX, Utility System Revenue, Tax Exempt
Commercial Paper:

3.75%, 12/7/1999 .........................................   4,777,000   4,777,000

3.75%, 12/9/1999 .........................................   4,000,000   4,000,000

Brazos, TX, Harbor Authority, Tax Exempt Commercial
Paper, 3.85%, 1/19/2000 ..................................   2,500,000   2,500,000

Harris County Texas, Tax Exempt Commercial Paper,

Series A, 3.8%, 1/21/2000 ................................   1,200,000   1,200,000

Series C, 3.8%, 1/21/2000 ................................   3,000,000   3,000,000

San Antonio, TX, Electric and Gas Systems, Municipal
Securities Trust, Weekly Demand Note, 4%, 2/1/2020* ......   4,700,000   4,700,000

San Antonia, TX, Electric and Gas Systems, Tax Exempt
Commercial Paper, 3.75%, 1/24/2000* ......................   7,000,000   7,000,000

San Antonio, TX, Industrial Development River Center
Associates Project, Weekly Demand Note, 4%,
12/1/2012* ...............................................   2,600,000   2,600,000

Texas Municipal Power Agency, Tax Exempt Commercial
Paper, 3.85%, 1/24/2000 ..................................   9,000,000   9,000,000

Texas Small Business Industrial Development Corp.,
Public Facilities Capital Access Program, Weekly Demand
Note, 3.9%, 7/1/2026* ....................................   3,000,000   3,000,000

Utah

State of Utah, Intermountain Power Agency, Tax Exempt
Commercial Paper, 3.9%, 1/24/2000 ........................   4,000,000   4,000,000

Vermont

Vermont Industrial Development, Vermont Marble
Company, Series 1984, Weekly Demand Note,
4.043%, 12/1/2004* .......................................   2,595,000   2,595,000

Vermont Student Assistance Corporation, Monthly Demand
Note, 3.5%, 1/1/2004* ....................................   4,315,000   4,315,000

Virginia

Albemarle County, VA, Industrial Development Authority,
University of Virginia Health Services, Weekly Demand
Note, 3.9%, 10/1/2022* ...................................   3,450,000   3,450,000

Chesterfield, VA, Virginia Electric and Power Company,
Tax Exempt Commercial Paper, Series 87A, 3.9%,
1/24/2000 ................................................   5,000,000   5,000,000

     The accompanying notes are an integral part of the financial statments.

                                       9

---------------------------------------------------------------------------------------
                                                               Principal
                                                               Amount ($)     Value ($)
---------------------------------------------------------------------------------------

Louisa County, VA, Industrial Development Authority,
Virginia Electric and Power Company, Tax Exempt
Commercial Paper:

3.75%, 12/17/1999 .........................................     1,900,000     1,900,000

3.75%, 12/20/1999 .........................................     1,500,000     1,500,000

York County, VA, Industrial Development Authority, Virginia
Electric and Power Company, Tax Exempt Commercial
Paper, 3.9%, 1/24/2000 ....................................     4,000,000     4,000,000

Washington

Port Vancouver, Washington, United Grain Corp.,
Series 84A, Weekly Demand Note, 3.9%, 12/1/2009* ..........     5,000,000     5,000,000

Wisconsin

Wausau, WI, Pollution Control Revenue, Minnesota Mining
and Manufacturing, Series 1982, Weekly Demand
Note, 4.08%, 8/1/2017* ....................................       500,000       500,000

---------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $263,420,700) (a)                263,420,700
---------------------------------------------------------------------------------------

(a)      Cost for federal income tax purposes was $263,420,700.

(b) Bond is insured by one of these companies: AMBAC, FGIC, FSA, or MBIA/BIG.

* Floating rate and monthly, weekly, or daily demand notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. Variable rate demand notes are securities whose interest rates are reset periodically at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rate as of November 30, 1999.

     The accompanying notes are an integral part of the financial statments.


Investment Portfolio                              as of November 30, 1999 (Unaudited)
-------------------------------------------------------------------------------------
                                                             Principal
                                                             Amount ($)     Value ($)
-------------------------------------------------------------------------------------

Government Money Market Series
---------------------------------------------------------------------------------------
Repurchase Agreements 50.7%
---------------------------------------------------------------------------------------

Goldman Sachs, Inc., 5.6%, to be repurchased at
$25,027,222 on 12/6/1999** ................................   25,000,000   25,000,000

Lehman Brothers, Inc., 5.57%, to be repurchased at
$7,001,083 on 12/1/1999** .................................    7,000,000    7,000,000

Merrill Lynch, Inc., 5.7%, to be repurchased at $10,087,083
on 1/24/2000** ............................................   10,000,000   10,000,000

Morgan Stanley, Inc., 5.59%, to be repurchased at
$8,509,239 on 12/6/1999** .................................    8,500,000    8,500,000

Morgan Stanley, Inc., 5.68%, to be repurchased at
$10,107,289 on 1/24/2000** ................................   10,000,000   10,000,000

State Street Bank and Trust Company, 5.63%, to be
repurchased at $3,989,624 on 12/1/1999** ..................    3,989,000    3,989,000
---------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $64,489,000)                             64,489,000
---------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
U.S. Government Agency Obligations 49.3%
---------------------------------------------------------------------------------------

Federal Farm Credit Bank, 5.6%, 12/1/1999* ................     5,000,000     4,999,818

Federal Home Loan Bank, 5.55%, 12/1/1999* .................     7,000,000     6,998,997

Federal Home Loan Bank, 5.12%, 5/17/2000 ..................     5,000,000     5,000,000

Federal Home Loan Mortgage Corp., 5.28%,
12/18/1999* ...............................................     5,000,000     4,998,153

Federal National Mortgage Association, 5.54%,
1/18/2000 .................................................    11,959,000    11,870,663

Federal National Mortgage Association, 5.6%,
1/20/2000 .................................................    10,000,000     9,922,222

Federal National Mortgage Association, 5.54%,
1/21/2000 .................................................     7,000,000     6,945,062

Federal National Mortgage Association, 5.33%,
12/6/1999* ................................................     3,000,000     2,998,611

Student Loan Marketing Association, 6.01%, 12/7/1999* .....     9,000,000     8,997,956

---------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $62,731,482)                  62,731,482
---------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $127,220,482) (a)                127,220,482
---------------------------------------------------------------------------------------

(a)      Cost for federal income tax purposes was $127,220,482.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. These securities are shown at their rate as of November 30, 1999.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

     The accompanying notes are an integral part of the financial statments.

Financial Statements
--------------------------------------------------------------------------------
Statement of Assets and Liabilities as of November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                    Tax Free        Government
                                                   Money Market     Money Market
 Assets                                              Series           Series
--------------------------------------------------------------------------------
Investments in securities, at value (cost, see
  accompanying list of investment portfolios).   $263,420,700   $ 62,731,482
Repurchase agreement, at value (cost, see
  accompanying list of investment portfolios).           --       64,489,000
Cash .........................................         14,187           --
Receivable for investments sold ..............      1,235,000           --
Interest receivable ..........................      1,103,547        352,697
Other assets .................................         30,427         45,854
                                                 ------------   ------------
Total assets .................................    265,803,861    127,619,033


Liabilities
--------------------------------------------------------------------------------
Due to custodian bank ........................           --           11,882
Notes payable ................................        500,000           --
Interest payable .............................             86           --
Dividends payable ............................        748,104        532,476
Accrued management fee .......................         59,545          3,559
Other accrued expenses and payables ..........        519,743        211,606
                                                 ------------   ------------
Total liabilities ............................      1,827,478        759,523
--------------------------------------------------------------------------------
Net assets, at value                             $263,976,383   $126,859,510
--------------------------------------------------------------------------------

Net Asset Value
--------------------------------------------------------------------------------
Managed Shares:
Net assets applicable to shares outstanding ....   $105,237,298   $ 36,908,325
Shares outstanding of capital stock, $.001 par
   value, 800,000,000, 500,000,000, and
   1,500,000,000 shares authorized, respectively    105,237,298     36,908,325

Net Asset Value, offering and redemption price      -----------     ----------
   per share (net assets / shares outstanding) .          $1.00          $1.00
                                                    -----------     ----------
Institutional Shares:
Net assets applicable to shares outstanding ....   $158,739,085   $ 89,951,185
Shares outstanding of capital stock, $.001 par .
   value, 3,615,000,000, 500,000,000, and
   1,500,000,000 shares authorized, respectively    158,739,085     89,951,185

Net Asset Value, offering and redemption price      -----------     ----------
   per share (net assets / shares outstanding) .          $1.00          $1.00
                                                    -----------     ----------

     The accompanying notes are an integral part of the financial statments.

--------------------------------------------------------------------------------
Statement of Operations for the six months ended November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                    Tax Free        Government
                                                   Money Market     Money Market
Investment Income                                    Series           Series
--------------------------------------------------------------------------------
Interest ......................................   $ 4,580,102    $ 2,920,123
                                                  -----------    -----------
Expenses:
Management fee ................................       333,086        139,311
Services to shareholders ......................       142,437         38,383
Custodian and accounting fees .................        37,525         32,950
Auditing ......................................        11,199         12,200
Legal .........................................         9,699          8,723
Directors' fees and expenses ..................         7,076          7,076
Reports to shareholders .......................        16,683          8,638
Registration fees .............................        34,709         28,670
Interest expense ..............................        20,263             --
Other .........................................        62,435         33,600
                                                  -----------    -----------
Total expenses, before expense reductions .....       675,112        309,551
Expense reductions ............................      (141,667)       (85,060)
                                                  -----------    -----------
Total expenses, after expense reductions ......       533,445        224,491
--------------------------------------------------------------------------------
Net investment income                               4,046,657      2,695,632
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                   $ 4,046,657    $ 2,695,632
--------------------------------------------------------------------------------

     The accompanying notes are an integral part of the financial statments.


-----------------------------------------------------------------------------------
Statements of Changes in Net Assets -- Tax Free Money Market Series
-----------------------------------------------------------------------------------
                                   Six Months
                                 Ended November     Five Months      Year Ended
 Increase (Decrease)               30, 1999        Ended May 31,     December 31,
 in Net Assets                   (Unaudited)       1999 (Note A)         1998
-----------------------------------------------------------------------------------
Operations:
Net investment income ...........   $   4,046,657    $   2,942,084    $   7,742,855
                                    -------------    -------------    -------------
Distributions to shareholders
from:
Net investment income (Managed
Shares) .........................      (1,664,215)      (1,394,080)      (4,113,198)
                                    -------------    -------------    -------------
Net investment income
(Institutional Shares) ..........      (2,382,442)      (1,548,004)      (3,629,657)
                                    -------------    -------------    -------------
Fund share transactions:
Managed Shares:
Proceeds from shares sold .......     108,290,577       99,017,219      337,100,112
Reinvestment of distributions ...          78,497           62,092          441,218
Cost of shares redeemed .........    (113,463,385)    (113,933,041)    (388,875,661)
                                    -------------    -------------    -------------
Net increase (decrease) in net
assets from Fund share
transactions ....................      (5,094,311)     (14,853,730)     (51,334,331)
                                    -------------    -------------    -------------
Institutional Shares:
Proceeds from shares sold .......     138,188,291      180,321,704      302,744,886
Reinvestment of distributions ...         195,839          176,612          282,144
Cost of shares redeemed .........    (116,836,945)    (163,880,733)    (276,158,077)
                                    -------------    -------------    -------------
Net increase (decrease) in net
assets from Fund share
transactions ....................      21,547,185       16,617,583       26,868,953
                                    -------------    -------------    -------------
Increase (decrease) in net assets      16,452,874        1,763,853      (24,465,378)
Net assets at beginning of period     247,523,509      245,759,656      270,225,034
                                    -------------    -------------    -------------
Net assets at end of period .....   $ 263,976,383    $ 247,523,509    $ 245,759,656
                                    -------------    -------------    -------------


     The accompanying notes are an integral part of the financial statments.


--------------------------------------------------------------------------------
Statements of Changes in Net Assets -- Government Money Market Series
--------------------------------------------------------------------------------
                                    Six Months
                                 Ended November       Five Months     Year Ended
Increase (Decrease)                  30, 1999         Ended May 31,   December 31,
in Net Assets                      (Unaudited)        1999 (Note A)       1998
------------------------------------------------------------------------------------
Operations:
Net investment income ...........   $   2,695,632    $   2,340,278    $   5,248,051
                                    -------------    -------------    -------------
Distributions to shareholders
from:
Net investment income (Managed
Shares) .........................        (771,877)        (761,431)      (1,674,220)
                                    -------------    -------------    -------------
Net investment income
(Institutional Shares)..........       (1,923,755)      (1,578,847)      (3,573,831)
                                    -------------    -------------    -------------
Fund share transactions:
Managed Shares:
Proceeds from shares sold .......      73,672,466       91,945,583      196,423,665
Reinvestment of distributions ...         130,965          100,247          441,038
Cost of shares redeemed .........     (77,815,580)     (83,879,369)    (193,549,766)
                                    -------------    -------------    -------------
Net increase (decrease) in net
assets from Fund share
transactions ....................      (4,012,149)       8,166,461        3,314,937
                                    -------------    -------------    -------------
Institutional Shares:
Proceeds from shares sold .......      94,185,445       35,868,128      147,948,753
Reinvestment of distributions ...           4,688            6,116            8,814
Cost of shares redeemed .........     (78,010,355)     (52,072,570)    (112,418,897)
                                    -------------    -------------    -------------
Net increase (decrease) in net
assets from Fund share
transactions ....................      16,179,778      (16,198,326)      35,538,670
                                    -------------    -------------    -------------
Increase (decrease) in net assets      12,167,629       (8,031,865)      38,853,607
Net assets at beginning of period     114,691,881      122,723,746       83,870,139
                                    -------------    -------------    -------------
Net assets at end of period .....   $ 126,859,510    $ 114,691,881    $ 122,723,746
                                    -------------    -------------    -------------

     The accompanying notes are an integral part of the financial statments.

Financial Highlights
--------------------------------------------------------------------------------
Tax Free Money Market Series

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares (a)

----------------------------------------------------------------------------------
                      1999(b)   1999(c)   1998(d) 1997(d)  1996(d) 1995(d) 1994(d)
----------------------------------------------------------------------------------
Net asset value,      $1.000    $1.000     $1.000  $1.000   $1.000  $1.000  $1.000
beginning of period   ------------------------------------------------------------
----------------------------------------------------------------------------------
  Net investment income .014      .011       .031    .030     .028    .032    .023
----------------------------------------------------------------------------------
Distributions from net
  investment income    (.014)    (.011)     (.031)  (.030)   (.028)  (.032)  (.023)
----------------------------------------------------------------------------------
Net asset\ value,
  end of period       $1.000    $1.000     $1.000  $1.000   $1.000  $1.000  $1.000
                    --------------------------------------------------------------
----------------------------------------------------------------------------------
Total return (%)      1.45(e)** 1.07(e)**  3.10(e) 3.07(e)    2.88    3.30    2.29
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of
period ($ millions)      105       111        125     177      165     138     125
----------------------------------------------------------------------------------
Ratio of expenses
before expense
reductions (%)          .63*      .62*        .51     .74      .72     .79     .77
----------------------------------------------------------------------------------
Ratio of expenses
after expense
reductions (%)          .53*      .52*        .41     .65      .72     .79     .77
----------------------------------------------------------------------------------
Ratio of net           2.88*     2.57*       3.07    2.99     2.84    3.25    2.26
investment income (%)
----------------------------------------------------------------------------------


(a) Effective July 7, 1997, Scudder Tax Free Money Market Series (formerly known as Managed Tax-Free Fund) was divided into two classes, of which Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above for the periods prior to July 17, 1997, reflects the investment performance of the Fund prior to such redesignation.

(b)      For the six months ended November 30, 1999 (Unaudited).

(c) For the five months ended May 31, 1999. On November 13, 1998, the Board of Directors of the Corporation changed the fiscal year end of the Fund from December 31 to May 31.

(d)      Year ended December 31.

(e) Total returns would have been lower had certain expenses not been reduced.

*        Annualized

**       Not annualized

The following table includes selected data for a share of the Institutional Shares class outstanding throughout each period and other performance information derived from the financial statements.

Institutional Shares

----------------------------------------------------------------------------------
                                                 1999(a)  1999(b)  1998(c) 1997(d)
----------------------------------------------------------------------------------
Net asset value, beginning of period             $1.000   $1.000   $1.000  $1.000
                                                 ---------------------------------
----------------------------------------------------------------------------------
  Net investment income                            .016     .012     .032    .014
----------------------------------------------------------------------------------
  Distributions from net investment income        (.016)   (.012)   (.032)  (.014)
----------------------------------------------------------------------------------
Net asset value, end of period                   $1.000   $1.000   $1.000  $1.000
                                                 ---------------------------------
----------------------------------------------------------------------------------
Total return (%) (e)                               1.57**   1.15**     3.26  1.40**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)              159      137         12    94
----------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)     .40*     .42*       .36   .46*
----------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)      .30*     .32*       .26   .37*
----------------------------------------------------------------------------------
Ratio of net investment income (%)                 3.12*    2.76*      3.21  3.36*
----------------------------------------------------------------------------------

(a)      For the six months ended November 30, 1999 (Unaudited).

(b) For the five months ended May 31, 1999. On November 13, 1998, the Board of Directors of the Corporation changed the fiscal year end of the Fund from December 31 to May 31.

(c)      For the year ended December 31, 1998.

(d) For the period August 4, 1997 (commencement of sale of Institutional Shares) to December 31, 1997.

(e) Total returns would have been lower had certain expenses not been reduced.

*        Annualized

**       Not annualized

Financial Highlights
--------------------------------------------------------------------------------
Government Money Market Series

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.


Managed Shares (a)

----------------------------------------------------------------------------------

                           1999(b) 1999(c) 1998(d) 1997(d) 1996(d) 1995(d) 1994(d)
----------------------------------------------------------------------------------
Net asset value, beginning  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000
of period                   ------------------------------------------------------
----------------------------------------------------------------------------------
  Net investment income       .024    .019    .048    .049    .048    .054    .037
----------------------------------------------------------------------------------
  Distributions from net
  investment income          (.024)  (.019)  (.048)  (.049)  (.048)  (.054)  (.037)
----------------------------------------------------------------------------------
Net asset value, end        $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000
of period                   ------------------------------------------------------
----------------------------------------------------------------------------------
Total return (%) (e)        2.38**  1.86**    4.89    5.02    4.91    5.49    3.75


Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period
($ millions)                    37      41      33      29      28      50      69
----------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)        .68*    .64*     .77     .84     .77     .86     .84
----------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)        .53*    .49*     .62     .55     .55     .55     .55
----------------------------------------------------------------------------------
Ratio of net investment
income (%)                   4.70*   4.47*    4.82    4.93    4.81    5.36    3.61
----------------------------------------------------------------------------------

(a) Effective July 7, 1997, Scudder Government Money Market Series (formerly known as the Managed Government Securities Fund) was divided into two classes, of which Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above for the periods prior to July 17, 1997, reflects the investment performance of the Fund prior to such redesignation.

(b)      For the six months ended November 30, 1999 (Unaudited).

(c) For the five months ended May 31, 1999. On November 13, 1998, the Board of Directors of the Corporation changed the fiscal year end of the Fund from December 31 to May 31.

(d)      Year ended December 31.

(e) Total return would have been lower had certain expenses not been reduced.

*        Annualized

**       Not annualized

The following table includes selected data for a share of the Institutional Shares class outstanding throughout each period and other performance information derived from the financial statements.

Institutional Shares

-----------------------------------------------------------------------------------
                                                 1999(a)  1999(b)  1998(c) 1997(d)
-----------------------------------------------------------------------------------
Net asset value, beginning of period             $1.000   $1.000   $1.000  $1.000
                                                 ----------------------------------
-----------------------------------------------------------------------------------
  Net investment income                            .024     .019     .051    .022
-----------------------------------------------------------------------------------
  Distributions from net investment income        (.024)   (.019)   (.051)  (.022)
-----------------------------------------------------------------------------------
Net asset value, end of period                   $1.000   $1.000   $1.000  $1.000
                                                 ----------------------------------
-----------------------------------------------------------------------------------
Total return (%) (e)                               2.47**   1.92**   5.23    2.17**
-----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-----------------------------------------------------------------------------------
Net assets, end of period ($ millions)               90       74      121      54
-----------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)     .50*     .50*     .46     .46*
-----------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)      .35*     .35*     .31     .31*
-----------------------------------------------------------------------------------
Ratio of net investment income (%)                 4.89*    4.62*    5.10    5.21*
-----------------------------------------------------------------------------------

(a)      For the six months ended November 31, 1999 (Unaudited).

(b) For the five months ended May 31, 1999. On November 13, 1998, the Board of Directors of the Corporation changed the fiscal year end of the Fund from December 31 to May 31.

(c)      For the year ended December 31, 1998.

(d) For the period August 4, 1997 (commencement of sale of Institutional Shares) to December 31, 1997.

(e) Total returns would have been lower had certain expenses not been reduced.

*        Annualized

**       Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                     (Unaudited)

A. Significant Accounting Policies

Scudder Money Market Series (the "Cash Fund"), Scudder Tax Free Money Market Series ("Tax Free Fund") and Scudder Government Money Market Series ("Government Fund") (collectively, the "Funds") are the three diversified investment portfolios comprising Scudder Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each of the Funds offers classes of shares as follows: Scudder Money Market Series offers Premium Money Market Shares, Prime Reserve Money Market Shares, Managed Shares and Institutional Shares; Scudder Tax Free Money Market Series offers Managed Shares and Institutional Shares; and Scudder Government Money Market Series offers Managed Shares and Institutional Shares.

The Board of Directors of Scudder Fund, Inc. has approved the ceasing of operations of the Institutional Shares and Managed Shares of Scudder Tax Free Money Market Series and Scudder Government Money Market Series effective on or about January 24, 2000.

On November 13, 1998 the Board of Directors changed the fiscal year end of the Fund from December 31 to May 31.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Each of the Funds values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains

--------------------------------------------------------------------------------
or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

Repurchase Agreements. The Funds may enter into repurchase agreements with certain banks and broker/dealers whereby the Funds, through their custodian or sub-custodian bank, receive delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Corporation's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

At May 31, 1999, Scudder Tax Free Money Market Series Portfolio had a net tax basis capital loss carryforward of approximately $340,000 which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until May 31, 2002 ($26,000), May 31, 2003 ($16,000), May 31, 2004
($282,000), and May 31, 2005 ($16,000), the respective expiration dates, whichever occurs first. In addition at May 31, 1999, the Scudder Government Money Market Series Fund had a net tax basis capital loss carryforward of approximately $9,000 which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until May 31, 2004 ($7,700), and May 31, 2005 ($1,300), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Under the Management Agreements (the "Agreement") with Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"), the Adviser directs the investments of each Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold, or entered into by each Fund. The Adviser receives an investment management fee at an annual rate of 0.25% of average daily net assets for each Fund. Also, the Adviser has agreed to waive a portion of its investment management fee for each of the series. In the Tax Free Money Market Series and Government Money Market Series, the fee was waived to the extent necessary so that the total annualized investment management fee of the Fund does not exceed 0.15% and 0.10%, respectively.

For the six months ended November 30, 1999, the Adviser did not impose fees of $132,114 and $83,587 and did impose fees of $200,972 and $55,724 for the Tax Free Money Market Series and the Government Money Market Series, respectively.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Funds. Each class of each Fund has entered into a Transfer Agency and Service Agreement with SSC. SSC receives account fees that vary according to the account size and type of account of the shareholders of the respective classes. For the six months ended November 30, 1999 the following amounts were charged:

                                                 Tax Free        Government
                                               Money Market     Money Market
                                                  Series           Series
--------------------------------------------------------------------------------
Managed Shares ...................                 $ 7,500         $10,252
Institutional Shares .............                   7,500           7,500
                                                   -------         -------
                                                   $15,000         $17,752
                                                   -------         -------
Amount unpaid at November 30, 1999                   2,500           3,832


Each of the Funds has arrangements with certain banks, institutions and other persons under which they receive compensation from the Funds and the Adviser for performing shareholder servicing functions for their customers who own shares in the Funds. In connection with these arrangements, for the six months ended November 30, 1999, the Funds' receivable for the Adviser's portion of shareholder servicing fees paid to certain banks and institutions aggregated $59,932 for the Tax Free Money Market Series and $8,123 for the Government Money Market Series.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Funds. For the six months ended November 30, 1999, the amount charged to the Funds by SFAC aggregated, $19,950 for the Tax Free Money Market Series and $23,217 for the Government Money Market Series, of which $15,592 and $19,892, respectively, remain unpaid at November 30, 1999.

The Corporation pays each of its Directors not affiliated with the Adviser an annual retainer, plus specified amounts for attended board and committee meetings. For the six months ended November 30, 1999, Directors' fees and expenses relating to these funds aggregated $22,153.

The Corporation has a compensation arrangement under which payment of directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." The accumulated balance of deferred directors' fees and interest thereon relating to the Funds constituting the Corporation aggregated $164,978 as of November 30, 1999, an applicable portion of which is included in accrued expenses of each such Fund.

Other. Printing and postage expenses related to preparing and distributing material such as shareholder reports, prospectuses and proxy materials to current shareholders are charged to each class based on number of shareholder accounts. For the six months ended November 30, 1999, the following amounts were paid:
                                              Tax Free         Government
                                            Money Market      Money Market
                                               Series            Series
--------------------------------------------------------------------------------
Managed Shares ...................           $ 5,768            $ 4,078
Institutional Shares .............            10,915              4,560
                                             -------            -------
                                             $16,683            $ 8,638
                                             -------            -------
Amount unpaid at November 30, 1999             5,526              7,648


C. Expense Off-Set Arrangements

The Funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the six months ended November 30, 1999, the custodian and transfer agent fees were reduced as follows:

                                              Tax Free         Government
                                            Money Market      Money Market
                                               Series            Series
--------------------------------------------------------------------------------
Custodian .........................          $6,811              $  300
Transfer Agent ....................           2,741               1,173
                                             ------              ------
                                             $9,552              $1,473
                                             ------              ------
D. Line of Credit

The Corporation and several other Scudder Funds (the "Participants") share in a $1 billion revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. During the six months ended November 30, 1999, the Tax Free Money Market Series periodically borrowed amounts from a bank and the weighted average outstanding daily balance of bank loans (based on the average number of days the loans were outstanding) was approximately $1,934,441, with a weighted average interest rate of 5.61%. Interest expense for the period ended November 30, 1999, was $20,263.

E. Ceasing of Operations

The Board of Directors of Scudder Fund, Inc. has approved the ceasing of operations of the Institutional Shares and Managed Shares of Scudder Tax Free Money Market Series and Scudder Government Money Market Series effective on or about January 21, 2000. Accordingly, the Board of Directors has voted to redeem the shares of any shareholder of such shares outstanding on or about January 21, 2000. Although the redemption of shares may be a taxable event, management of the funds anticipate shareholders will recognize no gain or loss upon redemption of shares because the shares should be redeemed for the same value as their initial purchase price, $1.00 per share. The Funds' management also anticipates that existing shareholders, prior to such classes ceasing to operate, will be given the opportunity to invest in comparable funds that are advised by Scudder Kemper Investments, Inc.

Officers and Directors
--------------------------------------------------------------------------------

Kathryn L. Quirk*                            Ann M. McCreary*
   o  Chairperson, President and                o  Vice President
      Assistant Secretary
                                             Frank J. Rachwalski, Jr.*
Dr. Rosita P. Chang                             o  Vice President
   o  Director; Professor of Finance,
      University of Rhode Island             John Millette*
                                                o  Vice President and Secretary
Edgar R. Fiedler
   o  Director; Senior Fellow and            John R. Hebble*
      Economic Counsellor, The                  o  Treasurer
      Conference Board, Inc.
                                             Caroline Pearson*
Peter B. Freeman                                o  Assistant Secretary
   o  Director; Corporate Director and
      Trustee                                *Scudder Kemper Investments, Inc.

Dr. J. D. Hammond
   o  Director; Dean, Smeal College of
      Business Administration

Richard M. Hunt
   o  Director; University Marshal and
      Senior Lecturer, Harvard University

Investment Products and Services
--------------------------------------------------------------------------------
1-800-SCUDDER                                                    www.scudder.com

--------------------------------------------------------------------------------
The Scudder Family of Funds+++
--------------------------------------------------------------------------------
 Money Market                                       U.S. Growth and Income
   Scudder U.S. Treasury Money Fund                   Scudder Balanced Fund
   Scudder Cash Investment Trust                      Scudder Dividend & Growth Fund
   Scudder Money Market Series --                     Scudder Growth and Income Fund
    Prime Reserve Shares*                             Scudder Select 500 Fund
    Premium Shares*                                   Scudder S&P 500 Index Fund
    Managed Shares*                                   Scudder Real Estate Investment Fund
   Scudder Government Money Market
    Series -- Managed Shares*                       U.S. Growth
                                                    Value
 Tax Free Money Market+                               Scudder Large Company Value Fund
   Scudder Tax Free Money Fund                        Scudder Value Fund***
   Scudder Tax Free Money Market                      Scudder Small Company Value Fund
    Series -- Managed Shares*                         Scudder Micro Cap Fund
   Scudder California Tax Free Money Fund**         Growth
   Scudder New York Tax Free Money Fund**             Scudder Classic Growth Fund***
                                                      Scudder Large Company Growth Fund
 Tax Free+                                            Scudder Select 1000 Growth Fund
   Scudder Limited Term Tax Free Fund                 Scudder Development Fund
   Scudder Medium Term Tax Free Fund                  Scudder 21st Century Growth Fund
   Scudder Managed Municipal Bonds
   Scudder High Yield Tax Free Fund                 Global Equity
   Scudder California Tax Free Fund**               Worldwide
   Scudder Massachusetts Limited Term                 Scudder Global Fund
    Tax Free Fund**                                   Scudder International Value Fund
   Scudder Massachusetts Tax Free Fund**              Scudder International Growth and
   Scudder New York Tax Free Fund**                    Income Fund
   Scudder Ohio Tax Free Fund**                       Scudder International Fund++
                                                      Scudder International Growth Fund
 U.S. Income                                          Scudder Global Discovery Fund***
   Scudder Short Term Bond Fund                       Scudder Emerging Markets Growth Fund
   Scudder GNMA Fund                                  Scudder Gold Fund
   Scudder Income Fund                              Regional
   Scudder Corporate Bond Fund                        Scudder Greater Europe Growth Fund
   Scudder High Yield Bond Fund                       Scudder Pacific Opportunities Fund
                                                      Scudder Latin America Fund
 Global Income                                        The Japan Fund, Inc.
   Scudder Global Bond Fund
   Scudder International Bond Fund                  Industry Sector Funds
   Scudder Emerging Markets Income Fund             Choice Series
                                                      Scudder Financial Services Fund
 Asset Allocation                                     Scudder Heath Care Fund
   Scudder Pathway Conservative Portfolio             Scudder Technology Fund
   Scudder Pathway Balanced Portfolio
   Scudder Pathway Growth Portfolio                 Preferred Series
                                                      Scudder Tax Managed Growth Fund
                                                      Scudder Tax Managed Small Company Fund

--------------------------------------------------------------------------------
1-800-SCUDDER                                                    www.scudder.com

--------------------------------------------------------------------------------
Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
 Retirement Programs                              Education Accounts
   Traditional IRA                                  Education IRA
   Roth IRA                                         UGMA/UTMA
   SEP-IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities
    Scudder Horizon Plan**+++ +++
    Scudder Horizon Advantage**+++ +++ +++


-----------------------------------------------------------------------------------------
Closed-End Funds#
-----------------------------------------------------------------------------------------
   The Argentina Fund, Inc.                         Montgomery Street Income Securities, Inc.
   The Brazil Fund, Inc.                            Scudder Global High Income Fund, Inc.
   The Korea Fund, Inc.                             Scudder New Asia Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.

+++ Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange.

+ A portion of the income from the tax-free funds may be subject to federal, state, and local taxes.

*             A class of shares of the fund.

**            Not available in all states.

*** Only the Scudder Shares of the fund are part of the Scudder Family of Funds.

++ Only the International Shares of the fund are part of the Scudder Family of Funds.

+++ +++ A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470.

+++ +++ +++   A no-load variable annuity contract issued by Glenbrook Life and
              Annuity Company and underwritten by Allstate Financial Services,
              Inc., sold by Scudder's insurance agencies, 1-800-225-2470.

# These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

Scudder Solutions
--------------------------------------------------------------------------------
1-800-SCUDDER                                                    www.scudder.com

         Convenient  Automatic Investment Plan
    ways to invest,
        quickly and  A convenient investment program in which money is reliably electronically debited from your bank account monthly to regularly purchase fund shares and "dollar cost average" -- buy more shares when the fund's price is lower and fewer when it's higher, which can reduce your average purchase price over time.*

                     Automatic Dividend Transfer

                     The most timely, reliable, and convenient way to purchase shares -- use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).

                     QuickBuy

                     Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.

                     Payroll Deduction and Direct Deposit

                     Have all or part of your paycheck -- even government checks -- invested in up to four Scudder funds at one time.

                     * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets. Investors should consider their ability to continue such a plan through periods of low price levels.



        Around-the- Scudder Automated Information Line: SAIL(TM) -- clock electronic 1-800-343-2890 account
        service and Personalized account information, the ability to exchange information, or redeem shares, and information on other Scudder funds including some  and services via touchtone telephone.
       transactions
                     Scudder's Web Site -- www.scudder.com

                     Personal Investment Organizer: Offering account information and transactions, interactive worksheets, prospectuses and applications for all Scudder funds, plus your current asset allocation, whenever your need them. Scudder's site also provides news about Scudder funds, retirement planning information, and more.


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1-800-SCUDDER                                                    www.scudder.com

       Retirees and  Automatic Withdrawal Plan
   those who depend
      on investment  You designate the bank account, determine the schedule (as proceeds for frequently as once a month) and amount of the redemptions, living expenses and Scudder does the rest.
    can enjoy these
        convenient,  Distributions Direct
        timely, and
           reliable Automatically deposits your fund distributions into the automated bank account you designate within three business days after withdrawal  each distribution is paid.
           programs
                     QuickSell

                     Provides speedy access to your money by electronically crediting your redemption proceeds to the bank account you previously designated.


           For more Call a Scudder representative at information about 1-800-SCUDDER these services
                     Or visit our Web site at
                     www.scudder.com


     Please address  The Scudder Funds
        all written  PO Box 2291
     correspondence  Boston, Massachusetts
                 to  02107-2291


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Notes
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Notes
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About the Fund's Adviser

Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide, managing more than $290 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded over 80 years ago as one of the nation's first investment counsel organizations, joined the Zurich Financial Services Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Financial Services Group. The Zurich Financial Services Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER INVESTMENTS(SM)
[LOGO]

PO Box 2291
Boston, MA 02107-2291
1-800-SCUDDER
www.scudder.com

A member of the [LOGO] Zurich Financial
Service Group